Leases - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases
Cash payments for operating leases	¥ 141,354	$ 20,494	¥ 402,497	¥ 341,318
Right-of-use assets obtained in exchange for operating lease liabilities			¥ 532,780	¥ 170,273